UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
	Suite 3020
	Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 February 10, 2010

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total:	$369,179,000
List of other Included Managers:
No.
13F File Number
Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      331     4000 SH       SOLE                     4000
ARM Holdings PLC - ADR         COM              042068106      334    39051 SH       SOLE                    39051
Abbott Laboratories            COM              002824100      267     4950 SH       SOLE                     4950
Accenture PLC Cl A             COM              G1151C101     7662   184631 SH       SOLE                   184631
Adobe Systems Inc              COM              00724F101     7745   210589 SH       SOLE                   210589
Aecom Technology Corp          COM              00766t100     7837   284981 SH       SOLE                   284981
Alcoa                          COM              013817101    10023   621753 SH       SOLE                   621753
Amgen Inc.                     COM              031162100     5494    97122 SH       SOLE                    97122
Apache Corp                    COM              037411105      206     2000 SH       SOLE                     2000
Apple Computer                 COM              037833100    10420    49446 SH       SOLE                    49446
Bank of New York Mellon Corp   COM              064058100      347    12400 SH       SOLE                    12400
Berkshire Hathaway Class B     COM              084670702     7486     2278 SH       SOLE                     2278
Blackboard Inc                 COM              091935502      288     6351 SH       SOLE                     6351
Boeing                         COM              097023105      296     5474 SH       SOLE                     5474
Broadcom Corp - Cl A           COM              111320107     3705   117739 SH       SOLE                   117739
Cadence Design Systems Inc     COM              127387108      292    48763 SH       SOLE                    48763
Celgene Corp                   COM              151020104     6593   118400 SH       SOLE                   118400
Cerner Corp                    COM              156782104     9818   119093 SH       SOLE                   119093
Chevron Corp                   COM              166764100     8184   106295 SH       SOLE                   106295
Cisco Systems Inc              COM              17275R102     7198   300665 SH       SOLE                   300665
Citrix Systems Inc             COM              177376100      253     6074 SH       SOLE                     6074
Coca Cola Co.                  COM              191216100      490     8600 SH       SOLE                     8600
ConocoPhillips                 COM              20825C104     9254   181199 SH       SOLE                   181199
Cooper Industries PLC          COM              g24140108     7202   168900 SH       SOLE                   168900
Costco Wholesale               COM              22160K105     3384    57186 SH       SOLE                    57186
Danaher Corp                   COM              235851102      226     3000 SH       SOLE                     3000
Deere & Company                COM              244199105      308     5700 SH       SOLE                     5700
DreamWorks Animation SKG       COM              26153c103      242     6055 SH       SOLE                     6055
EMC Corporation                COM              268648102    10601   606787 SH       SOLE                   606787
EQT Corp                       COM              26884L109     7436   169305 SH       SOLE                   169305
Emerson Electric               COM              291011104      358     8400 SH       SOLE                     8400
Exxon Mobil Corp               COM              30231G102      449     6587 SH       SOLE                     6587
GSI Commerce Inc               COM              36238g102      405    15933 SH       SOLE                    15933
General Electric               COM              369604103     5436   359274 SH       SOLE                   359274
Genzyme Corp                   COM              372917104     2974    60690 SH       SOLE                    60690
Goldman Sachs                  COM              38141G104     8982    53198 SH       SOLE                    53198
Google Inc                     COM              38259P508     9540    15387 SH       SOLE                    15387
Gorman-Rupp                    COM              383082104      221     8000 SH       SOLE                     8000
Healthcare Select Sector SPDR  COM              81369y209      388    12480 SH       SOLE                    12480
IShares Russell 1000 Growth    COM              464287614      802    16098 SH       SOLE                    16098
ITT Industries Inc             COM              450911102     6469   130052 SH       SOLE                   130052
Johnson & Johnson              COM              478160104      287     4452 SH       SOLE                     4452
Lowe's Companies               COM              548661107     6608   282496 SH       SOLE                   282496
Merck & Company Inc            COM              58933Y105      238     6500 SH       SOLE                     6500
Microsoft                      COM              594918104     9500   311688 SH       SOLE                   311688
Morgan Stanley                 COM              617446448     6488   219206 SH       SOLE                   219206
National Oilwell Varco Inc     COM              637071101     7313   165873 SH       SOLE                   165873
News Corporation               COM              65248e104      338    24717 SH       SOLE                    24717
Nike Inc Class B               COM              654106103     3679    55684 SH       SOLE                    55684
PNC Financial Services Group I COM              693475105     7754   146888 SH       SOLE                   146888
Paccar Inc                     COM              693718108      468    12900 SH       SOLE                    12900
Peabody Energy                 COM              704549104     6459   142868 SH       SOLE                   142868
PepsiCo Inc.                   COM              713448108     7009   115276 SH       SOLE                   115276
Philip Morris International In COM              718172109      378     7850 SH       SOLE                     7850
Powershares Wilderhill Clean E COM              73935X500      198    18000 SH       SOLE                    18000
Procter & Gamble               COM              742718109     6846   112914 SH       SOLE                   112914
Qualcomm Inc                   COM              747525103     8930   193049 SH       SOLE                   193049
Redwood Trust Inc              COM              758075402      326    22576 SH       SOLE                    22576
S&P 500 Depository Receipt     COM              78462F103    10627    95363 SH       SOLE                    95363
S&P Mid-Cap 400 ETF            COM              78467Y107     1759    13353 SH       SOLE                    13353
S&P Small-Cap 600 iShares Trus COM              464287804     1143    20888 SH       SOLE                    20888
Schlumberger Ltd.              COM              806857108     7160   109996 SH       SOLE                   109996
Starbucks Corporation          COM              855244109     4444   192728 SH       SOLE                   192728
Target Corp                    COM              87612E106     6979   144286 SH       SOLE                   144286
Technology Select Sector SPDR  COM              81369y803      370    16137 SH       SOLE                    16137
VMware Inc                     COM              928563402      207     4896 SH       SOLE                     4896
Vanguard Total Stock Mkt ETF   COM              922908769      998    17704 SH       SOLE                    17704
Varian Medical Sys             COM              92220P105     5205   111098 SH       SOLE                   111098
Visa Inc - Cl A                COM              92826c839     7468    85382 SH       SOLE                    85382
Walgreen Co.                   COM              931422109     6298   171519 SH       SOLE                   171519
iShares Russell 2000 Index Fun COM              464287655      314     5031 SH       SOLE                     5031
America Movil - ADR Series L   INTL EQ          02364w105     7851   167116 SH       SOLE                   167116
MSCI Emerging Markets iShares  INTL EQ          464287234      294     7090 SH       SOLE                     7090
Market Vectors Gold Miners ETF INTL EQ          57060u100     6577   142338 SH       SOLE                   142338
Nestle SA ADR                  INTL EQ          641069406     8323   171396 SH       SOLE                   171396
Novartis AG - ADR              INTL EQ          66987V109      204     3745 SH       SOLE                     3745
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     6146   144557 SH       SOLE                   144557
Select Emerging Markets ETF- V INTL EQ          922042858    12326   300629 SH       SOLE                   300629
Telefonica SA - Spons ADR      INTL EQ          879382208      334     4000 SH       SOLE                     4000
Teva Pharmaceutical            INTL EQ          881624209     9599   170870 SH       SOLE                   170870
Vanguard FSTE All-World Ex- U  INTL EQ          922042775     2221    50931 SH       SOLE                    50931
WisdomTree India Earnings Fund INTL EQ          97717w422      395    17915 SH       SOLE                    17915
iShares China 25 Index Fund    INTL EQ          464287184     6748   159672 SH       SOLE                   159672
iShares MSCI Canada            INTL EQ          464286509      286    10855 SH       SOLE                    10855
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      258     6232 SH       SOLE                     6232
iShares MSCI Singapore         INTL EQ          464286673      276    24007 SH       SOLE                    24007
iShares MSCI Taiwan Index Fund INTL EQ          464286731      337    25990 SH       SOLE                    25990
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      609    11024 SH       SOLE                    11024
Nuveen Floating Rate Income Fu BETF             67072T108      136 13100.000SH       SOLE                13100.000
Proshares Ultrashort 20+ Yr Tr BETF             74347R297      490 9824.000 SH       SOLE                 9824.000
iShares Barclays 1-3 Yr Credit BETF             464288646     2404 23127.000SH       SOLE                23127.000
iShares Barclays 1-3 Yr Treasu BETF             464287457      597 7199.000 SH       SOLE                 7199.000
iShares Barclays 3-7 Yr Treasu BETF             464288661      258 2344.000 SH       SOLE                 2344.000
iShares Barclays Aggregate Bon BETF             464287226     1060 10276.000SH       SOLE                10276.000
iShares Barclays Int Gov-Credi BETF             464288612     1123 10668.000SH       SOLE                10668.000
iShares Barclays Intermed Cred BETF             464288638     1320 12856.000SH       SOLE                12856.000
iShares iBoxx Inv Grade Corp B BETF             464287242      789 7572.000 SH       SOLE                 7572.000
PowerShares DB Agriculture Fun ETF              73936B408      388    14674 SH       SOLE                    14674
PowerShares DB Base Metals Fun ETF              73936B705      309    13747 SH       SOLE                    13747
S&P 500 Depository Receipt     ETF              78462F103      698     6264 SH       SOLE                     6264
S&P Mid-Cap 400 ETF            ETF              78467Y107      410     3115 SH       SOLE                     3115
S&P Small-Cap 600 Index iShare ETF              464287804      244     4467 SH       SOLE                     4467
SPDR Gold Trust                ETF              78463V107      428     3987 SH       SOLE                     3987